                           SHORT-TERM INVESTMENTS CO.

                             LIQUID ASSETS PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)

                       Supplement dated December 14, 2000
          to the Statement of Additional Information dated June 1, 2000


Effective September 30, 2000, Charles T. Bauer retired from his positions as an officer and trustee of the Company and Robert H. Graham succeeded Mr. Bauer as Chairman of the Board.

The following information is added to the table appearing under the heading "GENERAL INFORMATION ABOUT THE COMPANY - DIRECTORS AND OFFICERS" on page B-3 of the Statement of Additional Information:


                                                 POSITIONS
                                                 HELD WITH      PRINCIPAL OCCUPATION DURING AT
       "NAME, ADDRESS AND AGE                    REGISTRANT        LEAST THE PAST 5 YEARS
       ----------------------                    ----------     ------------------------------
       ALBERT R. DOWDEN (59)                      Trustee       Chairman of the Board of Directors, The
       1815 Central Park Drive                                  Cortland Trust (investment company) and
       P.O. Box 774000-PMB #222                                 DHJ Media, Inc.; and Director, Magellan
       Steamboat Springs, CO 80477                              Insurance Company. Formerly, Director,
                                                                President and Chief Executive Officer,
                                                                Volvo Group North America, Inc.; Senior
                                                                Vice President, AB Volvo; and Director,
                                                                The Hertz Corporation, Genmar Corporation
                                                                (boat manufacturer), National Media
                                                                Corporation and Annuity and Life Re
                                                                (Holdings), Ltd."



                                       1